Related Party Transactions (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Compensation of Key Management Personnel
The following table presents the compensation of our key management personnel:

(Canadian $ in millions)	2024	2023
Base salary and incentives	$20	$22
Post-employment benefits	2	2
Share-based payments (1)	37	49
Total key management personnel compensation	$59	$73

(1)	Amounts included in share-based payments are the fair values of awards granted in the year.

Summary of Carrying amount in Joint Venture and Associated Companies
The following table presents the carrying amount of our interests in joint ventures and associates accounted for under the equity method, as well as our share of the income of those entities:

(Canadian $ in millions)	Joint ventures		Associates
	2024	2023	2024	2023
Carrying amount	$ 907	$ 679	$ 820	$ 782
Share of net income	93	61	114	124

Summary of Transaction With Joint Ventures and Associates
The following table presents transactions with our joint ventures and associates:

(Canadian $ in millions)	2024	2023
Loans (1) (2)	$ 1,864	$ 1,525
Deposits	241	265
Fees paid for services received	66	58
Guarantees and commitments	210	98

(1)	Includes customers’ liability under acceptances.
(2)	We had no ACL on impaired loans related to these amounts as at October 31, 2024 and 2023.